Leases - Schedule of Maturity of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	$ 44,600	$ 31,122	$ 28,862	$ 27,804
Not later than one year
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	13,776	10,563	9,293
Later than one year and not later than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	30,733	20,559	19,569
Later than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	$ 91	$ 0	$ 0